Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 10, 2016
Stock issued to founder, Shares
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	Other
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		772,131,261
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2016